SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	40 years
Buildings | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	50 years
Plant and machinery | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	10 years
Plant and machinery | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	25 years
Motor vehicles | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	4 years
Motor vehicles | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years
Office equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	3 years
Office equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT, NET
Estimated useful lives	5 years